Annual Total Returns [BarChart] - Western Asset Total Return Unconstrained Fund - Class I	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	8.14%
Annual Return 2011	2.04%
Annual Return 2012	7.53%
Annual Return 2013	1.18%
Annual Return 2014	2.60%
Annual Return 2015	0.25%
Annual Return 2016	5.53%
Annual Return 2017	7.69%
Annual Return 2018	(2.64%)
Annual Return 2019	8.72%